Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Lease expiration year	2020-11
Decrease in security deposit	$ 75,000
Rent expense	600,000	$ 600,000	$ 600,000
Deferred rent	72,000	122,000
Other Assets
Commitments And Contingencies [Line Items]
Security deposit	300,000
Accounts Payable
Commitments And Contingencies [Line Items]
Deferred rent	$ 72,579	$ 100,000